Costs - Detailed Information of Inventory Costs (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of details of inventory costs [abstract]
Inventories at beginning of year	$ 53,324	$ 27,149	$ 21,808
Purchases	190,601	124,279	65,945
Production costs	378,281	234,340	147,423
Translation effect	33,385	26,514	3,877
Inventories incorporated by business combination		445
Adjustment for inflation	496	167
Reclassifications and other movements			(92)
Inventories at end of the year	(80,479)	(53,324)	(27,149)
Total	$ 575,608	$ 359,570	$ 211,812